Financial Investments - Carrying amount of financial investments (Details) - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Disclosure of financial assets [line items]
Financial assets	$ 2,433,785	$ 2,293,296
Debt securities
Disclosure of financial assets [line items]
Financial assets	52,919	46,923
Financial investments
Disclosure of financial assets [line items]
Financial assets	389,076	436,797
Financial assets, at fair value	390,243	437,098
Financial investments | Debt securities
Disclosure of financial assets [line items]
Financial assets	306,308	332,904
Financial investments | Equities
Disclosure of financial assets [line items]
Financial assets, at fair value	3,917	4,667
Available for sale
Disclosure of financial assets [line items]
Financial assets	336,157	389,874
Available for sale | Treasury and other eligible bills
Disclosure of financial assets [line items]
Financial assets	78,851	99,226
Available for sale | Debt securities
Disclosure of financial assets [line items]
Financial assets	253,389	285,981
Available for sale | Equities
Disclosure of financial assets [line items]
Financial assets	3,917	4,667
Held to maturity
Disclosure of financial assets [line items]
Financial assets	52,919	46,923
Held to maturity | Debt securities
Disclosure of financial assets [line items]
Financial assets	52,919	46,923
Financial assets, at fair value	$ 54,100	$ 47,200